INVENTORIES	12 Months Ended
Jul. 22, 2013
Inventory Disclosure [Abstract]
INVENTORIES

2. INVENTORIES

Inventories of $62.7 at December 29, 2012 and $63.2 at December 31, 2011 have been valued using the LIFO method. If the FIFO method had been used, inventories would have been $19.0 and $15.3 higher than reported at December 29, 2012 and December 31, 2011, respectively.